Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	December 31,		Weighted average remaining term
	2023	2022
Original amount:
Acquired technology	$10,534	$10,534	3.4
License	1,000	1,000	0.6
Customer relationships	4,717	4,717	0.5
Non-competition agreement	974	974	-
Software development costs	1,320	1,320	-
Distribution rights	688	688	0.2

	19,233	19,233
Accumulated amortization:
Acquired technology	4,856	3,276
License	282	165
Customer relationships	3,816	3,534
Non-competition agreement	974	833
Software development costs	1,320	1,285
Distribution rights	338	250

	11,586	9,343

Intangible assets, net	$7,647	$9,890

Amortization expenses for the years ended December 31, 2023, 2022 and 2021 were $2,243, $2,982 and $1,850, respectively.

b.	Amortization expenses for future periods are as shown below:

Years ending December 31,	Amount

2024	$1,923
2025	1,539
2026	1,538
2027	1,537
2028	1,110
$7,647